Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

December 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds (the “Trust”)

File Nos. 333-28339; 811-08239

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 82 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Tuesday, November 26, 2013.

Questions related to this filing should be directed to my attention at (617) 476-1821 or, in my absence, to Amy Doberman, ProFunds at (240) 497-6539.

Sincerely,

/s/ Jack P. Huntington
Jack P. Huntington Senior Vice President

cc:	Amy R. Doberman

Kenneth Fang

Sumeera Younis